FAIR VALUE OF ASSETS AND LIABILITIES - Summary of Significant Unobservable Inputs (Details)	Dec. 31, 2022	Dec. 31, 2021
Minimum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	14.00%	28.90%
Payable to investors at fair value	7.50%	7.10%
Minimum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	1.50%	4.80%
Minimum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	10.40%	12.60%
Maximum | Discount rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	36.00%	36.00%
Payable to investors at fair value	8.60%	8.60%
Maximum | Net cumulative expected loss rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	12.10%	31.50%
Maximum | Cumulative prepayment rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans at Fair vlaue	18.30%	27.30%